Share-Based Compensation - Additional Information (Detail)				3 Months Ended	12 Months Ended			84 Months Ended
	Mar. 07, 2019 $ / shares	Jul. 13, 2018 shares	Jan. 31, 2016 shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares	May 31, 2019 USD ($) shares	Mar. 31, 2019 Grantees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of options exercised | $					$ 0	$ 38,000	$ 2,133,000
Unrecognized compensation expense | $				$ 0	$ 0			$ 0
Cumulative number of shares repurchased from open market								11,285,510
Treasury shares for future issuance				17,000,000	17,000,000			17,000,000
Minimum percentage for exercise price of option				100.00%	100.00%			100.00%
Outstanding share options granted Date					Mar. 05, 2007
Common shares issued to employees upon the vesting of their shares				5,136,817	5,136,817			5,136,817
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares					6,198,349
Weighted-average grant date fair value, Granted | $ / shares					$ 52.75	$ 82.75	$ 47.19
Total fair value of shares vested | $					$ 39,869,000	$ 24,167,000	$ 3,783,000
Share-based compensation expense | $					$ 71,336,000	57,443,000	20,287,000
Option per share | $ / shares	$ 1.19
Treasury shares repurchased for future issuance					952,000
Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $					$ 63,315,000	$ 57,443,000	$ 20,287,000
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share transfer				17,000,000	17,000,000			17,000,000
Reissuance of treasury stock for non-vested equity shares, shares					2,989,257
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares					6,198,349
Total unrecognized compensation cost related to NES | $				$ 50,904,000	$ 50,904,000			$ 50,904,000
Weighted-average period of recognition					1 year 5 months 23 days
Non-Vested Equity Shares [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued					422,327
Treasury shares for future issuance					59,477
2016 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized (including options) granted to employees and directors			10,000,000
Reissuance of treasury stock for non-vested equity shares, shares					2,257,092
2016 Share Incentive Plan [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Granted			2,514,934		1,029,304	1,485,630
Number of share options, Forfeited					77,224	47,006
Kooleam share Incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted				47,836,985
Exercise period				6 years
Share-based compensation expense | $					$ 8,021,000
Option per share | $ / shares				$ 0.52
Percentage of maximum limit on shares Options granted		5.23%
Exercise price | $ / shares				$ 1.13
Fair value of share options granted | $				$ 21,613,000
Overall limit on the number of shares which may be issued		47,836,985
Number of Grantee | Grantees									144